EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE (Details) - USD ($)	1 Months Ended		2 Months Ended
	Jan. 31, 2021	Feb. 28, 2019	Jun. 30, 2020	Feb. 28, 2021
Disclosure of non-adjusting events after reporting period [line items]
Underwritten public offering		1,866,667
Public offering price		$ 8.25
Proceeds from public offering, gross		$ 15,400,000
Proceeds from public offering, net		$ 14,100,000
Exercised resulting in gross proceeds			$ 98,000,000
Public offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Underwritten public offering	14,375,000
Public offering price	$ 2.40
Proceeds from public offering, gross	$ 34,500,000
Proceeds from public offering, net	$ 31,400,000
Shares issued to purchase warrant				4,364,391
Underwriters [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued to purchase warrant	718,750
Exercise price of shares issued	$ 3.00
Exercisable term of warrant	Five years